Income Taxes - Significant components of the Company's consolidated deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Accrued compensation	$ 3,074	$ 1,772
Operating lease liability	2,829	3,173
Share-based compensation	804	317
Net operating loss carryforwards	11,187	11,040
Allowance for bad debt	413	395
Interest expense limitation	19	375
Tax credits	862
Other	62	145
Total deferred tax assets	19,250	17,217
Deferred tax liabilities
Depreciation and amortization	(3,089)	(2,718)
Operating lease assets	(2,148)	(2,306)
Total deferred tax assets (liabilities)	14,013	12,193
Valuation allowance	(14,436)	(12,278)
Net deferred tax assets (liabilities)	(423)	(85)
Amount of valuation allowance increased	2,157	10,123
Foreign net operating loss carryforwards	34,877
Foreign net operating loss carryforwards subject to expiry	11,130
State net operating loss carryforwards	30,679	$ 13,627
Foreign net operating loss carryforwards not subject to expiry	$ 505